Landfill Assets (Tables)	12 Months Ended
Dec. 31, 2015
Landfill Assets Disclosure [Abstract]
Landfill Assets [Table Text Block]
		December 31, 2015
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,676,413	$743,818	$932,595

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,649,850	$713,755	$936,095